Basis of Presentation and Summary of Significant Accounting Policies - Narrative (Details) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 26, 2026	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Disaggregation of Revenue [Line Items]
Accumulated deficit		$ 270,365,000		$ 270,365,000		$ 206,303,000
Net loss		42,051,000	$ 15,140,000	62,655,000	$ 27,345,000
Cash outflow from operating activities				30,630,000	27,374,000
Cash and cash equivalents		312,780,000		312,780,000		16,164,000
Working capital, net				318,249,000		$ 31,237,000
Proceeds from reverse recapitalization and Private Investment in Public Equity ("PIPE") transaction, net of transaction costs	$ 301,646,000			$ 263,599,000	0
Proceeds from issuance of private placement	275,000,000
Cash acquired through reverse recapitalization	$ 26,646,000
Earnout shares (in shares)	1,100,000			1,100,000
Impairment of long-lived assets to be disposed of		0	$ 0	$ 0	$ 0
Minimum
Disaggregation of Revenue [Line Items]
Revenue from contract with customer, contract duration				6 months
Xanadu Class B Subordinate Voting Shares ("Earn-out Shares") | Yorkville Agreement
Disaggregation of Revenue [Line Items]
Proceeds from notes payable		$ 67,154,000		$ 67,154,000
Earnout shares (in shares)		5,467,524		5,467,524
Derivative liability, contingent consideration, remaining shares available for issuance (in shares)		232,846,000		232,846,000
Xanadu Class B Subordinate Voting Shares ("Earn-out Shares") | Yorkville Agreement | Maximum
Disaggregation of Revenue [Line Items]
Derivative liability, contingent consideration, remaining shares available for issuance (in shares)		24,532,476		24,532,476